Borrowings	6 Months Ended
Jun. 30, 2021
Disclosure of borrowing costs [Abstract]
Borrowings	Borrowings
AngloGold Ashanti’s borrowings are interest bearing.

	As at	As at	As at
	Jun	Jun	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Change in liabilities arising from financing activities:

Reconciliation of borrowings (excluding lease liabilities)
A reconciliation of the total borrowings included in the statement of financial position is set out in the following table:

Opening balance	1,931	2,033	2,033
Proceeds from borrowings	7	1,526	2,226
Repayment of borrowings	(7)	(811)	(2,310)
Finance costs paid on borrowings	(53)	(69)	(114)
Interest charged to the income statement	51	62	115
Other borrowing cost	—	—	(15)
Deferred loan fees	—	—	4
Translation	—	(13)	(8)
Closing balance	1,929	2,728	1,931

Reconciliation of finance costs paid (excluding lease finance costs)
A reconciliation of the finance costs paid included in the statement of cash flows is set out in the following table:

Finance costs paid on borrowings	53	69	114
Capitalised finance cost	(9)	(7)	(17)
Commitment fees, environmental guarantees fees and other	5	5	13
Total finance costs paid	49	67	110

Reconciliation of lease liabilities
Opening balance	153	171	171
Lease liabilities recognised	54	14	23
Repayment of lease liabilities	(30)	(22)	(47)
Finance costs paid on lease liabilities	(5)	(4)	(8)
Interest charged to the income statement	5	4	8
Change in estimate	—	—	(1)
Translation	(1)	(6)	7
Closing balance	176	157	153

LIBOR linked borrowings

The IBOR Phase 2 amendments became effective on 1 January 2021, The amendments had no material impact on the group financial statements as management is in the process of negotiating new reference rates on the IBOR linked borrowings, with bank syndicates.

The table below provides further detail on revolving credit facilities (RCFs) which reference LIBOR. These facilities have yet to transfer to an alternative benchmark interest rate:

US Dollar million	Carrying value at 30 June 2021	Repayable within one year	Repayable within one to two years
Siguiri RCF ($65m) (1)	67	67	—
Geita RCF ($143m) (2)	72	72	—
Multi-currency syndicated RCF ($1.4bn) (3)	—	—	—

(1) The Siguiri RCF currently bears interest at LIBOR plus 8.5%. The Siguiri RCF was fully drawn at 30 June 2021 and matures in May 2022.

(2) The Geita RCF consists of a Tanzanian shilling component which is capped at the equivalent of US$38m and this component bears interest at 12.5%. The remaining component currently bears interest at LIBOR plus 6.7%. The equivalent of $34m was undrawn under the Geita RCF at 30 June 2021. The maturity of the Geita RCF was extended from June 2021 to September 2021.

(3) The $1.4bn multi-currency RCF was undrawn at 30 June 2021 and is available until October 2023.